Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended
	Feb. 28, 2026	Feb. 23, 2026	Jul. 11, 2023	Mar. 31, 2026	Jul. 31, 2023	Apr. 30, 2026	Aug. 31, 2023	May 31, 2026	Sep. 30, 2023	Jun. 30, 2026	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026
Blueprint Chesapeake Multi-Asset Trend ETF
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,976		$ 9,972		$ 9,981		$ 9,998	$ 9,789	$ 9,752	$ 9,769	$ 10,105	$ 10,423	$ 10,196	$ 10,473	$ 10,165	$ 10,167	$ 9,811	$ 9,930	$ 9,801	$ 10,469	$ 10,063	$ 10,197	$ 9,573	$ 9,184	$ 8,981	$ 9,086	$ 9,374	$ 9,471	$ 9,635	$ 10,113	$ 10,380	$ 10,355	$ 10,466	$ 11,350	$ 12,039	$ 11,356	$ 12,513	$ 12,948	$ 12,836
Chesapeake Trend-Following Fixed Income ETF
Account Value [Line Items]
Accumulated Value	$ 9,999	$ 10,000		$ 9,819		$ 9,999		$ 9,906		$ 9,836
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,343		$ 10,178		$ 9,693		$ 9,489	$ 10,355	$ 10,826	$ 11,008	$ 11,596	$ 11,969	$ 11,480	$ 12,049	$ 12,481	$ 12,633	$ 12,940	$ 13,216	$ 13,096	$ 13,865	$ 13,534	$ 13,911	$ 13,730	$ 12,956	$ 12,868	$ 13,678	$ 14,374	$ 14,697	$ 14,995	$ 15,542	$ 15,906	$ 15,945	$ 15,954	$ 16,186	$ 16,063	$ 15,263	$ 16,864	$ 17,752	$ 17,583
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,032	$ 10,000		$ 9,855		$ 9,866		$ 9,897		$ 9,920